Commitments and Contingencies (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2018 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 16, 2020 Extension
Future Minimum Contractual Charter Revenue [Abstract]
Twelve month period ended June 30, 2022			$ 108,402
Twelve month period ended June 30, 2023			31,183
Twelve month period ended June 30, 2024			17,201
Twelve month period ended June 30, 2025			15,056
Twelve month period ended June 30, 2026			12,911
Total			184,753
Office Lease [Abstract]
Lease term of new office spaces	5 years	5 years					10 years
Number of extensions | Extension							2
Renewal term of new office spaces	5 years	5 years					5 years
Monthly rent	$ 15	€ 13,000	$ 15	€ 12,747
Exchange rate			1.1884
Annual percentage inflation adjustment	1.00%	1.00%
Rent expense			$ 91		$ 80
Office Rental Obligations [Abstract]
Twelve month period ended June 30, 2022			143
Twelve month period ended June 30, 2023			143
Twelve month period ended June 30, 2024			143
Twelve month period ended June 30, 2025			143
Thereafter			391
Total			963
Less: imputed interest			(214)
Present value of lease liabilities			749
Lease liabilities, current			131			$ 140
Lease liability, non-current			$ 618			$ 705
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			10 months
Renewal term of time charter agreements			11 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements			60 months
Renewal term of time charter agreements			27 months